16. INVESTMENTS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Investment in associates and joint ventures	R$ 70.5	R$ 54.1
Total investment in associates and joint ventures	77.6	60.2
Other investments	8.4	8.0
Total investment	86.0	68.2
SATS BRF Food PTE Ltd [Member]
Disclosure of joint ventures [line items]
Goodwill	R$ 7.1	R$ 6.1